Derivative financial instruments and debt excluding lease liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Comparison of the Fair Value with the Carrying Amount of Debt Excluding Lease Liabilities	The table below provides the comparison of the fair value with the carrying amount of debt excluding lease liabilities, disclosed in accordance with IFRS 7 Financial Instruments: Disclosures.
DEBT EXCLUDING LEASE LIABILITIES

$ million
	June 30, 2023	December 31, 2022
Carrying amount	56,779	56,152
Fair value¹	52,829	51,959
[1]. Mainly determined from the prices quoted for these securities.